Taxation - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 2,918,353	¥ 1,969,757
Additions of valuation allowance	1,172,008	948,596
Reduction in due to utilization of NOL carryforwards	(86,257)
Balance at the end of the year	¥ 4,004,104	¥ 2,918,353